UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canyon Capital Advisors LLC
Address: 2000 Avenue of the Stars
         11th Floor
         Los Angeles, CA  90067

13F File Number:  028-07392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Simpson
Title:     Chief Operating Officer
Phone:     (310) 247-2700

Signature, Place, and Date of Signing:

 /s/  John Simpson     Los Angeles, CA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $708,606 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           COM              031652100     7690  1813299 SH       DEFINED               1813299        0        0
APPLE INC                      COM              037833100    55878   105000 SH       DEFINED                105000        0        0
APPLE INC                      COM              037833100      744     4650 PRN CALL DEFINED                  4650        0        0
APPLE INC                      COM              037833100     7208     1050 PRN PUT  DEFINED                  1050        0        0
BARRICK GOLD CORP              COM              067901108    25783   736450 SH       DEFINED                736450        0        0
BELO CORP                      COM SER A        080555105    30314  3952332 SH       DEFINED               3952332        0        0
BERRY PLASTICS GROUP INC       COM              08579W103    21288  1323872 SH       DEFINED               1323872        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2747   183849 SH       DEFINED                183849        0        0
CAESARS ENTMT CORP             COM              127686103     6001   867200 SH       DEFINED                867200        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5    35425 32500000 PRN      DEFINED              32500000        0        0
CENTRAL EUROPEAN MEDIA         NOTE 5.000%11/1  153443AH9    38781 42500000 PRN      DEFINED              42500000        0        0
CHIMERA INVT CORP              COM              16934Q109      588   225330 SH       DEFINED                225330        0        0
CIT GROUP INC                  COM NEW          125581801    18339   474600 SH       DEFINED                474600        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    27933  3979048 SH       DEFINED               3979048        0        0
COBALT INTL ENERGY INC         NOTE 2.625%12/0  19075FAA4    25234 25000000 PRN      DEFINED              25000000        0        0
CUMULUS MEDIA INC              CL A             231082108    68774 25757916 SH       DEFINED              25757916        0        0
DEVRY INC DEL                  COM              251893103    16232   684010 SH       DEFINED                684010        0        0
FOREST CITY ENTERPRISES INC    NOTE 4.250% 8/1  345550AP2    32082 30500000 PRN      DEFINED              30500000        0        0
GOLDCORP INC NEW               COM              380956409    22325   608300 SH       DEFINED                608300        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     3264   505293 SH       DEFINED                505293        0        0
JACK IN THE BOX INC            COM              466367109    23761   830816 SH       DEFINED                830816        0        0
KAR AUCTION SVCS INC           COM              48238T109     9088   448996 SH       DEFINED                448996        0        0
MBIA INC                       COM              55262C100     2589   329827 SH       DEFINED                329827        0        0
MOLYCORP INC DEL               NOTE 6.000% 9/0  608753AF6      941  1000000 PRN      DEFINED               1000000        0        0
NATIONAL FINL PARTNERS CORP    NOTE 4.000% 6/1  63607PAC3     6666  4500000 PRN      DEFINED               4500000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     9131 10000000 PRN      DEFINED              10000000        0        0
NORDION INC                    COM              65563C105     7843  1215999 SH       DEFINED               1215999        0        0
PACKAGING CORP AMER            COM              695156109    16942   440400 SH       DEFINED                440400        0        0
PHH CORP                       NOTE 6.000% 6/1  693320AQ6    69344 35000000 PRN      DEFINED              35000000        0        0
PHILIP MORRIS INTL INC         COM              718172109    13154   157270 SH       DEFINED                157270        0        0
PNC FINL SVCS GROUP INC        COM              693475105     5874   100742 SH       DEFINED                100742        0        0
RAMCO-GERSHENSON PPTYS TR      PERP PFD-D CV    751452608     9030   170000 PRN      DEFINED                170000        0        0
REGAL ENTMT GROUP              CL A             758766109     5750   412183 SH       DEFINED                412183        0        0
REYNOLDS AMERICAN INC          COM              761713106     6669   160974 SH       DEFINED                160974        0        0
ROYAL GOLD INC                 NOTE 2.875% 6/1  780287AA6    11119 10000000 PRN      DEFINED              10000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      421     1300 PRN CALL DEFINED                  1300        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    16911   996500 SH       DEFINED                996500        0        0
SUPERVALU INC                  COM              868536103     2116   856520 SH       DEFINED                856520        0        0
TENET HEALTHCARE CORP          COM NEW          88033G407    16221   499570 SH       DEFINED                499570        0        0
VOLCANO CORPORATION            NOTE 1.750%12/0  928645AB6     2015  2000000 PRN      DEFINED               2000000        0        0
WALTER INVT MGMT CORP          NOTE 4.500%11/0  93317WAA0    26391 25000000 PRN      DEFINED              25000000        0        0